Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Revenue
Revenues	$ 932	$ 1,309	$ 2,160
Cost of sales
Cost of sales	262	542	1,183
Inventory write-down	0	150	36
Total cost of sales	262	692	1,219
Gross margin	670	617	941
Operating expenses
Research and development	239	306	469
Selling, marketing and administration	467	553	653
Amortization	153	186	277
Impairment of goodwill	0	57	0
Impairment of long-lived assets	11	501	0
Loss on sale, disposal and abandonment of long-lived assets	9	171	195
Debentures fair value adjustment	191	24	(430)
Arbitration Awards, net, included in operations	(683)	0	0
Total operating expenses	387	1,798	1,164
Operating income (loss)	283	(1,181)	(223)
Investment income (loss), net	123	(27)	(59)
Income (loss) from continuing operations before income taxes	406	(1,208)	(282)
Provision for (recovery of) income taxes	1	(2)	(74)
Net income (loss)	$ 405	$ (1,206)	$ (208)
Earnings Per Share, Basic	$ 0.76	$ (2.30)	$ (0.40)
Earnings Per Share, Diluted	$ 0.74	$ (2.30)	$ (0.86)